Organization And Summary Of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Organization And Summary Of Significant Accounting Policies

(1)   Organization and summary of significant accounting policies

A. Organization

GrafTech International Ltd. (the "Company") is a leading manufacturer of high quality graphite electrode products essential to the production of electric arc furnace steel and other ferrous and non-ferrous metals. References herein to "we," "our," or "us" refer collectively to GrafTech International Ltd. and its subsidiaries. On August 15, 2015, we became an indirect wholly owned subsidiary of Brookfield Asset Management Inc. (together with its affiliates, "Brookfield") through a tender offer to our former stockholders and subsequent merger transaction.

On April 23, 2018, the Company completed its initial public offering ("IPO"). See Note 12 "Stockholders' equity" for more information regarding these transactions.

The Company's only reportable segment, Industrial Materials, is comprised of our two major product categories: graphite electrodes and petroleum needle coke products. Needle coke is the key raw material used in the production of graphite electrodes. The Company's vision is to provide the highest quality graphite electrodes and the best customer service all while striving to be the lowest cost producer.

We previously operated an Engineered Solutions business segment. See Note 2 "Discontinued operations and related assets held for sale" for further information. All results from the Engineered Solutions business have been excluded from continuing operations, unless otherwise indicated.

B. Basis of presentation

The interim Condensed Consolidated Financial Statements are unaudited; however, in the opinion of management, they have been prepared in accordance with Rule 10-01 of Regulation S-X and in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The December 31, 2017 financial position data included herein was derived from the audited condensed consolidated financial statements included in our Registration Statement on Form S-1 filed on April 13, 2018 but does not include all disclosures required by GAAP in audited financial statements. These interim condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements, including the accompanying notes, contained in our Registration Statement on Form S-1 filed on April 13, 2018.

The unaudited condensed consolidated financial statements reflect all adjustments (all of which are of a normal, recurring nature) which management considers necessary for a fair statement of financial position, results of operations, comprehensive income and cash flows for the interim periods presented. The results for the interim periods are not necessarily indicative of results which may be expected for any other interim period or for the full year.

Earnings per share

The calculation of basic earnings per share is based on the number of common shares outstanding after giving effect to the stock split effected on April 12, 2018 (see Note 12 "Stockholders' equity"). Diluted earnings per share recognizes the dilution that would occur if stock options or preferred shares were exercised or converted into common shares. See Note 13 "Earnings per share".

C. New accounting standards

Recently adopted accounting standards

In May 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2014-09, Revenue from Contracts with Customers (Topic 606). The Company adopted ASU 2014-09 and its related amendments (collectively known as ASC 606) effective on January 1, 2018 using the modified retrospective method. Please see Note 3 "Revenue from contracts with customers" for the required disclosures related to the impact of adopting this standard and a discussion of the Company's updated policies related to revenue recognition.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230), Classification of Certain Cash Receipts and Payments, clarifying guidance on the classification of certain cash receipts and payments in the statement of cash flows. The adoption of ASU 2016-15 on January 1, 2018 did not have a material impact on our consolidated financial statements.

In March 2017, the FASB issued ASU No. 2017-07, Compensation-Retirement Benefits (Topic 715). This standard requires an entity to report the service cost component in the same line item as other compensation costs. The other components of net (benefit) cost including our annual mark-to-market re-measurement, will be presented in the income statement separately from the service cost component and outside a subtotal of income from operations. The adoption of ASU No. 2017-07 on January 1, 2018 changed the presentation of benefit expenses, but did not have a material impact on our consolidated financial statements. The components of the net (benefit) cost are shown in Note 4, "Retirement plans and postretirement benefits." The following table summarizes the adjustments made to conform prior period classifications to the new guidance:

	For the six months ended June 30, 2017
	As reported	Effect of accounting change	As adjusted

	(in thousands)
Cost of Sales	210,289	(402)	209,887
Research and development	1,772	(18)	1,754
Selling and administrative expenses	23,878	(54)	23,824
Other (income) expense, net	4,253	474	4,727

	For the year ended December 31, 2017			For the year ended December 31, 2016
	As reported	Effect of accounting change	As adjusted	As reported	Effect of accounting change	As adjusted

	(in thousands)
Cost of Sales	462,848	206	463,054	466,990	1,212	468,202
Research and development	2,951	505	3,456	2,399	135	2,534
Selling and administrative	49,479	3,027	52,506	57,784	731	58,515
Other (income) expense, net	1,634	(3,738)	(2,104)	(2,188)	(2,078)	(4,266)

Accounting standards not yet adopted

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). Under this new guidance, a company will now recognize most leases on its balance sheet as lease liabilities with corresponding right-of-use assets. This ASU is effective for fiscal years beginning after December 15, 2018. The Company has compiled its lease inventory and is currently evaluating the contracts and the impact of the adoption of this standard on its financial position, results of operations or cash flows.

In January 2017, the FASB issued ASU No. 2017-04, Intangibles-Goodwill and Other (Topic 350). This guidance was issued to simplify the accounting for goodwill impairment. The guidance removes the second step of the goodwill impairment test, which requires that a hypothetical purchase price allocation be performed to determine the amount of impairment, if any. Under this new guidance, a goodwill impairment charge will be based on the amount by which a reporting unit's carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The guidance will become effective on a prospective basis for the Company on January 1, 2020 with early adoption permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company is currently evaluating the impact of the adoption of this standard on its results of operations.

(1)   Business and summary of significant accounting policies

Discussion of business and structure

GrafTech International Ltd. (the "Company") is a leading manufacturer of high quality graphite electrode products essential to the production of electric arc furnace steel and other ferrous and non-ferrous metals. References herein to "GTI," "we," "our," or "us" refer collectively to GrafTech International Ltd. and its subsidiaries. On August 15, 2015, GTI became an indirect wholly owned subsidiary of Brookfield Asset Management Inc. ("Brookfield") through a tender offer to our former shareholders and subsequent merger transaction.

The Company's only reportable segment, Industrial Materials, is comprised of our two major product categories: graphite electrodes and needle coke products. Needle coke is the key raw material to producing graphite electrodes. The Company's vision is to provide the highest quality graphite electrodes at the lowest cost while providing the best customer service all while striving to be the lowest cost producer.

We previously operated an Engineered Solutions business segment. See Note 3 "Discontinued Operations and Assets Held for Sale" for further information. All results from the Engineered Solutions business have been excluded from continuing operations, unless otherwise indicated.

Summary of significant accounting policies

The Consolidated Financial Statements include the financial statements of GrafTech International Ltd. and its wholly owned subsidiaries. All intercompany transactions have been eliminated in consolidation.

Cash equivalents

We consider all highly liquid financial instruments with original maturities of three months or less to be cash equivalents. Cash equivalents consist of certificates of deposit, money market funds and commercial paper.

Revenue recognition

Revenue from sales of our commercial products is recognized when they meet four basic criteria (1) persuasive evidence of an arrangement exists, (2) delivery has occurred, (3) the amount is determinable and (4) collection is reasonably assured. Sales are recognized when both title and the risks and rewards of ownership are transferred to the customer or services have been rendered and fees have been earned in accordance with the contract.

Volume discounts and rebates are estimated and are recorded as a reduction of revenue in conjunction with the sale of the related products. Changes to estimates are recorded when they become probable. Shipping and handling revenues billed to our customers are included in net sales and the related shipping and handling costs are included as an increase to cost of sales.

Inventories

Inventories are stated at the lower of cost or market. Cost is principally determined using the "first-in first-out" ("FIFO") and average cost, which approximates FIFO, methods. Elements of cost in inventory include raw materials, direct labor and manufacturing overhead.

We allocate fixed production overheads to the costs of conversion based on normal capacity of the production facilities. We recognize abnormal amounts of idle facility expense, freight, handling costs, and wasted materials (spoilage) as current period charges.

Property, plant and equipment

Expenditures for property, plant and equipment are recorded at cost. Maintenance and repairs of property and equipment are expensed as incurred. Expenditures for replacements and betterments are capitalized and the replaced assets are retired. Gains and losses from the sale of property are included in cost of goods sold or other (income) expense, net. We depreciate our assets using the straight-line method over the estimated useful lives of the assets. The ranges of estimated useful lives are as follows:

Years

Buildings	25 - 40
Land improvements	20
Machinery and equipment	5 - 20
Furniture and fixtures	5 - 10

The carrying value of fixed assets is assessed when events and circumstances indicating impairment are present. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to future undiscounted net cash flows expected to be generated by the assets. If the assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

Depreciation expense was $50.4 million for 2017 and $63.4 million in 2016. Depreciation expense was $18.8 million for the period August 15 through December 31, 2015 and $26.7 million for the period January 1 through August 14, 2015. Capital expenditures within accounts payable totaled $13.6 million as of December 31, 2017.

Accounts receivable

Trade accounts receivable primarily arise from sales of goods to customers and distributors in the normal course of business.

Allowance for doubtful accounts

Judgment is required in assessing the likelihood of collection of receivables, including the current creditworthiness of each customer, related aging of the past due balances and the facts and circumstances surrounding any non-payment. We evaluate specific accounts when we become aware of a situation where a customer may not be able to meet its financial obligations. The reserve requirements are based on the best facts available to us and are reevaluated and adjusted as additional information is received. Receivables are charged off when amounts are determined to be uncollectible.

Capitalized bank fees

We capitalize bank fees upon the incurrence of debt and record them as a contra-liability against our debt. We had capitalized bank fees of $0.4 million and $0.7 million as of December 31, 2017 and 2016, respectively. We amortize such amounts over the life of the respective debt instrument using the effective interest method. The estimated life may be adjusted upon the occurrence of a triggering event. Amortization of capitalized bank fees amounted to $0.3 million and $0.2 million in 2017 and 2016, respectively. We had no amortization of capitalized bank fees in the period August 15 through December 31, 2015, and $2.1 million in the period January 1 through August 14, 2015. Capitalized bank fee amortization is included in interest expense.

Derivative financial instruments

We do not use derivative financial instruments for trading purposes. They are used to manage well-defined commercial risks associated with commodity contracts and currency exchange rate risks.

Foreign currency derivatives

We enter into foreign currency derivatives from time to time to manage exposure to changes in currency exchange rates. These instruments, which include, but are not limited to, forward exchange contracts and purchased currency options, attempt to hedge global currency exposures, relating to non-dollar denominated debt and identifiable foreign currency receivables, payables and commitments held by our foreign and domestic subsidiaries. Forward exchange contracts are agreements to exchange different currencies at a specified future date and at a specified rate. Purchased foreign currency options are instruments which give the holder the right, but not the obligation, to exchange different currencies at a specified rate at a specified date or over a range of specified dates. The result is the creation of a range in which a best and worst price is defined, while minimizing option cost. Forward exchange contracts and purchased currency options are carried at fair value. These contracts are treated as hedges to the extent they are effective. Changes in fair values related to these contracts are recognized in other comprehensive income in the Consolidated Balance Sheets until settlement. At the time of settlement, realized gains and losses are recognized in revenue or cost of goods sold on the Consolidated Statements of Operations. For derivatives that are not designated as a hedge, any gain or loss is immediately recognized in Cost of Goods Sold or Other (Income) Expense on the Consolidated Statements of Operations. Derivatives used in this manner relate to risks resulting from assets or liabilities denominated in a foreign currency.

Commodity derivative contracts

We have entered into derivative contracts for refined oil products. These contracts are entered into to protect against the risk that eventual cash flows related to these products will be adversely affected by future changes in prices. All commodity contracts are carried at fair value and are treated as hedges to the extent they are effective. Changes in their fair values are included in accumulated other comprehensive loss in the Consolidated Balance Sheets until settlement. Realized gains and losses are recognized in cost of goods sold on the Consolidated Statements of Operations with the same timing as the underlying hedged item.

Research and development

Expenditures relating to the development of new products and processes, including significant improvements to existing products, are expensed as incurred.

Income taxes

We file a consolidated United States ("U.S.") federal income tax return for GTI and its eligible domestic subsidiaries. Our non-U.S. subsidiaries file income tax returns in their respective local jurisdictions. We account for income taxes under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax benefit carry forwards. Deferred tax assets and liabilities at the end of each period are determined using enacted tax rates. A valuation allowance is established or maintained, when, based on currently available information and other factors, it is more likely than not that all or a portion of a deferred tax asset will not be realized.

Under the guidance on accounting for uncertainty in income taxes, we recognize the benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. The guidance on accounting for uncertainty in income taxes also provides guidance on derecognition, classification, interest and penalties on income taxes, and accounting in interim periods.

Retirement plans and postretirement benefits

We use actuarial methods and assumptions to account for our defined benefit pension plans and our postretirement benefits. We immediately recognize the change in the fair value of plan assets and net actuarial gains and losses annually in the fourth quarter of each year (MTM Adjustment) and whenever a plan is remeasured (e.g. due to a significant curtailment, settlement, etc.). Pension and postretirement benefits expense includes the MTM adjustment, actuarially computed cost of benefits earned during the current service period, the interest cost on accrued obligations, the expected return on plan assets based on fair market values, and adjustments due to plan settlements and curtailments. Contributions to the qualified U.S. retirement plan are made in accordance with the requirements of the Employee Retirement Income Security Act of 1974.

Postretirement benefits and benefits under the non-qualified retirement plan have been accrued, but not funded. The estimated cost of future postretirement life insurance benefits is determined by the Company with assistance from independent actuarial firms using the "projected unit credit" actuarial cost method. Such costs are recognized as employees render the service necessary to earn the postretirement benefits. We record our balance sheet position based on the funded status of the plan.

We exclude the inactive participant portion of our pension and other postretirement benefit costs when calculating inventoriable costs. Additional information with respect to benefits plans is set forth in Note 12, "Retirement plans and postretirement benefits."

Environmental, health and safety matters

Our operations are governed by laws addressing protection of the environment and worker safety and health. These laws provide for civil and criminal penalties and fines, as well as injunctive and remedial relief, for noncompliance and require remediation at sites where hazardous substances have been released into the environment.

We have been in the past, and may become in the future, the subject of formal or informal enforcement actions or proceedings regarding noncompliance with these laws or the remediation of company-related substances released into the environment. Historically, such matters have been resolved by negotiation with regulatory authorities resulting in commitments to compliance, abatement or remediation programs and in some cases payment of penalties. Historically, neither the commitments undertaken nor the penalties imposed on us have been material.

Environmental considerations are part of all significant capital expenditure decisions. Environmental remediation, compliance and management expenses were approximately $8.0 million, $8.3 million and $6.5 million in 2017, 2016 and 2015, respectively. A charge to income is recorded when it is probable that a liability has been incurred and the cost can be reasonably estimated. When payments are fixed or determinable, the liability is discounted using a rate at which the payments could be effectively settled. The accrued liability relating to environmental remediation was $2.1 million as of December 31, 2017 and $5.2 million as of December 31, 2016. The decrease in the liability was the result of the sale of a landfill in Canada that occurred in 2017.

Our environmental liabilities do not take into consideration possible recoveries of insurance proceeds. Because of the uncertainties associated with environmental remediation activities at sites where we may be potentially liable, future expenses to remediate sites could be considerably higher than the accrued liability.

Foreign currency translation

We translate the financial statements of foreign subsidiaries, whose local currency is their functional currency, to U.S. dollars using period-end exchange rates for assets and liabilities and weighted average exchange rates for each period for revenues, expenses, gains and losses. Differences arising from exchange rate changes are included in accumulated other comprehensive loss on the Consolidated Balance Sheets until such time as the operations of such non-U.S. subsidiaries are sold or substantially or completely liquidated.

For our Mexican, Swiss and Russian subsidiaries, whose functional currency is the U.S. dollar, we remeasure non-monetary balance sheet accounts and the related income statement accounts at historical exchange rates. Resulting gains and losses arising from the fluctuations in currency for monetary accounts are recognized in other (income) expense, net, in the Consolidated Statements of Operations. Gains and losses arising from fluctuations in currency exchange rates on transactions denominated in currencies other than the functional currency are recognized in earnings as incurred.

We have non-dollar denominated intercompany loans between some of our foreign subsidiaries. These loans are subject to remeasurement gains and losses due to changes in currency exchange rates. Certain of these loans had been deemed to be essentially permanent prior to settlement and, as a result, remeasurement gains and losses on these loans were recorded as a component of accumulated other comprehensive income (loss) in the stockholders' equity section of the Consolidated Balance Sheets. The remaining loans are deemed to be temporary and, as a result, remeasurement gains and losses on these loans are recorded as currency (gains/losses) in other (income) expense, net, on the Consolidated Statements of Operations.

Rationalizations

We record costs for rationalization actions implemented to reduce excess and high-cost manufacturing capacity and operating and administrative costs. For ongoing post-employment benefit arrangements, a liability is recognized when it is probable that employees will be entitled to benefits and the amount can be reasonably estimated. These conditions are generally met when the rationalization plan is approved by management. For one-time benefit arrangements, a liability is incurred and must be accrued at the date the plan is communicated to employees, unless they will be retained beyond a minimum retention period. In this case, the liability is calculated at the date the plan is communicated to employees and is accrued ratably over the future service period. Other costs reported under Rationalization include contract termination costs.

In connection with rationalization initiatives, the company incurs additional costs such as inventory losses, fixed assets write-offs, impairment and accelerated depreciation as well as various non-recurring costs for dismantling, transferring or disposing of equipment and inventory. These rationalization related costs are measured and recorded based on the appropriate accounting guidance. Inventory losses are recorded in cost of sales. Fixed assets write-offs and accelerated depreciation are recorded in cost of sales, R&D and SG&A based upon the asset utilization. Other non-recurring costs are recorded in cost of sales and SG&A.

Goodwill and other intangible assets

Goodwill is the excess of the acquisition cost of businesses over the fair value of the identifiable net assets acquired. We do not recognize deferred income taxes for the difference between the assigned value and the tax basis related to nondeductible goodwill. Goodwill is not amortized; however, impairment testing is performed annually or more frequently if circumstances indicate that impairment may have occurred. We perform the goodwill impairment test annually at December 31.

The impairment test for goodwill uses a two-step approach, which is performed at the reporting unit level. Step one compares the fair value of the reporting unit to its carrying value. The fair value for each reporting unit with goodwill is determined in accordance with accounting guidance on determining fair value, which requires consideration of the income, market, and cost approaches as applicable. If the carrying value exceeds the fair value, there is potential impairment and step two must be performed. Step two compares the carrying value of the reporting unit's goodwill to its implied fair value (i.e., fair value of the reporting unit less the fair value of the unit's assets and liabilities, including identifiable intangible assets). If the implied fair value of goodwill is less than the carrying amount of goodwill, an impairment is recognized.

Other amortizable intangible assets, which consist primarily of trademarks and trade names, customer-related intangibles and technological know-how, are amortized over their estimated useful lives using the straight line or sum-of-the-years digits method. The estimated useful lives for each major category of amortizable intangible assets are:

Years

Trade name	5 - 10
Technology and know-how	5 - 9
Customer related intangible	5 - 14

Additional information about goodwill and other intangibles is set forth in Note 6 "Goodwill and other intangible assets."

Major maintenance and repair costs

We perform scheduled major maintenance of the storage and processing units at our Seadrift plant (referred to as "overhaul"). Time periods between overhauls vary by unit. We also perform an annual scheduled significant maintenance and repair shutdown of the plant (referred to as "turnaround").

Costs of overhauls and turnarounds include plant personnel, contract services, materials, and rental equipment. We defer these costs when incurred and use the straight-line method to amortize them over the period of time estimated to lapse until the next scheduled overhaul of the applicable storage or processing unit. Under this policy no costs were deferred in 2017 or 2016. Amortization of deferred maintenance costs totaled $3.3 million and $7.0 million in 2017 or 2016, respectively. Amortization of deferred maintenance costs totaled $2.1 million in the period August 15 through December 31, 2015 and $4.3 million in the period January 1 through August 14, 2015.

Use of estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the Consolidated Financial Statements and the reported amounts of revenue and expenses. Significant estimates and assumptions are used for, but are not limited to inventory valuation, pension and other post-retirement benefits, allowance for doubtful accounts, accruals and valuation allowances, asset impairment, and environmental-related accruals. Actual results could differ from our estimates.

Discontinued operations and assets held for sale

When Management commits to a plan to sell assets or asset groups and a sale is probable, we reclassify those assets or asset groups into "Assets Held for Sale". Upon reclassification to assets held for sale, we evaluate the book value of the disposal groups against their fair value less costs to sell and as a result may impair the assets / asset groups. As and if new information becomes available on the fair value of the assets/asset groups, we may adjust accordingly the impairment.

Once the assets of a business have been classified as held for sale, we evaluate if the divestiture represents a strategic shift in operations and if so, we exclude the results of this business from continuing operations. All results are reported as gain or loss from discontinued operations, net of tax. During the second quarter of 2016, our Engineered Solutions business qualified as discontinued operations and as such, all its results have been excluded from continuing operations. See Note 3 "Discontinued operations and related assets held for sale".

Earnings per share

The calculation of basic earnings per share is based on the number of common shares outstanding after giving effect to the stock split effected on April 12, 2018 (see Note 16 "Subsequent Events"). Diluted earnings per share recognizes the dilution that would occur if stock options or preferred shares were exercised or converted into common shares. We had no dilutive items as of the date of the Company's initial public offering ("IPO").

Subsequent events

We evaluate events that occur after the balance sheet date but before financial statements are issued to determine if a material event requires our amending the financial statements or disclosing the event. See Note 16 "Subsequent events" for further details.

Predecessor and successor reporting

On August 17, 2015, the Company was acquired by affiliates of Brookfield Asset Management Inc. (see Note 2 "Preferred share issuance and merger"). We elected to account for the acquisition under the acquisition method of accounting. Under the acquisition method of accounting, the assets and liabilities of GTI were adjusted to their fair market value as of August 15, 2015, the day on which Brookfield effectively took control of the Company.

Our consolidated statements of operations subsequent to the Merger include amortization expense relating to the fair value adjustment of intangibles and depreciation expense based on the fair value of the Company's property, plant and equipment that had previously been carried at historical cost less accumulated depreciation. Therefore, the Company's financial information prior to the Merger is not comparable to the financial information subsequent to the Merger. As a result, the financial statements and certain note presentations are separated into two distinct periods, the period before the consummation of the Merger (labeled "Predecessor") and the period after the date of merger (labeled "Successor"), to indicate the application of the different basis of accounting between the periods presented.

Recent accounting standards

Recently adopted accounting standards

In August 2017, the FASB issued ASU No. 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities. The new standard simplifies hedge accounting through changes to both designation and measurement requirements. For hedges that qualify as highly effective, the new standard eliminates the requirement to separately measure and record hedge ineffectiveness resulting in better alignment between the presentation of the effects of the hedging instrument and the hedged item in the financial statements. We elected to early adopt ASU No. 2017-12 for the year ended December 31, 2017. The adoption of this standard required retrospective adoption, but did not impact prior-period financial results.

Accounting standards not yet adopted

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606). This ASU supersedes the revenue recognition requirements in Accounting Standards Codification 605—Revenue Recognition and most industry-specific guidance throughout the Codification. This ASU requires that an entity recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This ASU was expected to be effective for fiscal years beginning after December 15, 2016, and for interim periods within those fiscal years. On July 9, 2015, the FASB deferred the effective date to fiscal years beginning after December 15, 2017. During the fourth quarter of 2017, we substantially completed our evaluation of the new standard and the related assessment and review of a representative sample of existing revenue contracts with our customers, including our new three-to-five year take-or-pay agreements. We determined that this standard will not have a material impact on our consolidated financial statements. We are adopting this standard effective as of January 1, 2018 using the modified retrospective method.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). Under this new guidance, a company will now recognize most leases on its balance sheet as lease liabilities with corresponding right-of-use assets. This ASU is effective for fiscal years beginning after December 15, 2018. The Company has compiled its lease inventory and is currently evaluating the contracts and the impact of the adoption of this standard on its financial position, results of operations or cash flows.

In August 2016 the FASB issued ASU 2016-15, "Statement of Cash Flows (Topic 230), Classification of Certain Cash Receipts and Payments" (ASU 2016-15), clarifying guidance on the classification of certain cash receipts and payments in the statement of cash flows. The adoption of ASU 2016-15 on January 1, 2018 is not expected to have a material impact on our consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-04 Intangibles—Goodwill and Other (Topic 350). This guidance was issued to simplify the accounting for goodwill impairment. The guidance removes the second step of the goodwill impairment test, which requires that a hypothetical purchase price allocation be performed to determine the amount of impairment, if any. Under this new guidance, a goodwill impairment charge will be based on the amount by which a reporting unit's carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The guidance will become effective on a prospective basis for the Company on January 1, 2020 with early adoption permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company is currently evaluating the impact of the adoption of this standard on its results of operations.

In March 2017, the FASB issued ASU No. 2017-07, Compensation—Retirement Benefits (Topic 715). This standard requires an entity to report the service cost component in the same line item as other compensation costs. The other components of net (benefit) cost including our annual mark-to-market re-measurement, will be presented in the income statement separately from the service cost component and outside a subtotal of income from operations. The adoption of ASU No. 2017-07 on January 1, 2018 will change the presentation of, but is not expected to have a material impact on our consolidated financial statements. The components of the net (benefit) cost are shown in Note 12, "Retirement Plans and Postretirement Benefits."